SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CIK 0001844840 Artisan Acquisition Corp	11 Months Ended
Dec. 31, 2021 USD ($) shares
Summary of Significant Accounting Policies
Cash held outside the Trust Account	$ 102,212
Class A ordinary shares subject to possible redemption reflected on the condensed balance sheet
Gross proceeds	339,342,350
Less:
Proceeds allocated to public warrants	(9,275,358)
Issuance costs allocated to Class A ordinary shares	(18,701,823)
Plus:
Remeasurement of Class A ordinary shares subject to possible redemption	27,977,181
Class A ordinary shares subject to possible redemption	339,342,350
Offering Costs associated with the Initial Public Offering
Expensed offering costs	534,056
Income Taxes
Unrecognized tax benefits	0
Unrecognized tax benefits accrued for interest and penalties	$ 0
Class A ordinary shares
Summary of Significant Accounting Policies
Shares subject to possible redemption | shares	33,934,235
Initial Public Offering
Offering Costs associated with the Initial Public Offering
Offering costs	$ 19,235,879
Underwriting fees	6,786,847
Deferred underwriting fees	11,876,982
Other offering costs	572,050
Offering costs recorded as a reduction of temporary equity	18,701,823
Expensed offering costs	534,056
U.S. Treasury Securities
Summary of Significant Accounting Policies
Cash held outside the Trust Account	$ 339,380,717